Description Of Business And Summary Of Significant Accounting Policies (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		53 Months Ended	56 Months Ended
	Jan. 31, 2015 item	Jan. 31, 2014	Apr. 30, 2015 item	Apr. 30, 2014	Dec. 31, 2014 item	Dec. 31, 2013	Jan. 31, 2015 item	Apr. 30, 2015 item
Marketing and Advertising Expense
Advertising Expense	$ 90,000	$ 2,000	$ 235,000	$ 0	$ 68,000	$ 7,000
Net Loss Per Share [Abstract]
Anti dilutive securities excluded from computation of diluted net loss per share			9,282,000	3,871,000
Number of wholly owned subsidiaries	1		1		1		1	1
Proceeds from the sale of equity securities and convertible debt securities							$ 9,600,000	$ 11,000,000